Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Accrued vendor payments	$6,395	$6,528
Accrued ERC payments	9,044	9,044
Accrued directors and officers insurance	1,622	1,780
Accrued employee-related expenses	11,722	10,239
Accrued engine expenses	2,479	713
Accrued tax expenses	1,430	1,072
Accrued interest	2,145	472
Excise tax payable	999	1,188
Other	683	96
	$36,519	$31,132